Leases (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Future Minimum Commitments for Operating Leases

(Dollars in millions)
2012	$38.1
2013	27.9
2014	13.5
2015	7.9
2016	6.3
Thereafter	31.1

Total	$124.8